UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                       811-3456

General Government Securities Money Market Funds, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	8/31/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General Government Securities Money Market Fund
August 31, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--70.9%	of Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank:
9/15/09	0.30	100,000,000 a	99,999,816
3/12/10	0.45	54,180,000 a	54,154,447
Federal Home Loan Bank:
9/4/09	0.36	150,000,000 a	150,000,000
9/18/09	0.39	66,000,000 a	66,000,303
9/30/09	0.45	50,000,000	49,981,875
10/2/09	0.38	40,000,000	39,987,083
12/30/09	0.61	50,000,000	49,898,333
2/2/10	0.31	150,000,000	149,801,083
5/11/10	0.64	100,000,000	100,000,000
Federal Home Loan Mortgage Corp.:
9/14/09	0.70	100,000,000 b	99,974,722
1/19/10	0.31	125,000,000 b	124,849,306
5/17/10	0.43	100,000,000 b	99,691,833
Federal National Mortgage Association:
9/1/09	0.38	175,000,000 a,b	175,000,000
10/22/09	0.50	100,000,000 a,b	99,973,087
Total U.S. Government Agencies
(cost $1,359,311,888)			1,359,311,888

U.S. Treasury Notes--10.0%
12/31/09
(cost $191,816,463)	0.33	190,000,000	191,816,463

Repurchase Agreements--19.0%
Banc of America Securities LLC
dated 8/31/09, due 9/1/09 in the amount of
$60,000,300 (fully collateralized by $58,448,700 U.S.
Treasury Notes, 3.875%, due 5/15/18, value

$61,200,014)	0.18	60,000,000	60,000,000
Barclays Financial LLC
dated 8/31/09, due 9/1/09 in the amount of
$13,000,076 (fully collateralized by $21,693,700 U.S.
Treasury Strips, due 5/15/21, value $13,260,057)	0.21	13,000,000	13,000,000
Citigroup Global Markets Holdings Inc.
dated 8/31/09, due 9/1/09 in the amount of
$60,000,317 (fully collateralized by $61,075,000
Federal Home Loan Bank, 0.55%, due 5/28/10, value
$61,200,255)	0.19	60,000,000	60,000,000
Credit Suisse (USA) Inc.
dated 8/31/09, due 9/1/09 in the amount of
$60,000,317 (fully collateralized by $61,275,000 U.S.
Treasury Bills, due 2/25/10, value $61,202,082)	0.19	60,000,000	60,000,000
Deutsche Bank Securities
dated 8/31/09, due 9/1/09 in the amount of
$60,000,317 (fully collateralized by $61,461,300 U.S.
Treasury Bills, due 8/26/10, value $61,200,089)	0.19	60,000,000	60,000,000
Goldman, Sachs & Co.
dated 8/31/09, due 9/1/09 in the amount of
$51,000,142 (fully collateralized by $52,815,200 U.S.
Treasury Notes, 2.625%, due 4/30/16, value
$52,020,003)	0.10	51,000,000	51,000,000
HSBC USA Inc.
dated 8/31/09, due 9/1/09 in the amount of
$60,000,317 (fully collateralized by $42,870,000 U.S.
Treasury Bonds, 9.875%, due 11/15/15, value
$61,206,830)	0.19	60,000,000	60,000,000
Total Repurchase Agreements
(cost $364,000,000)			364,000,000
Total Investments (cost $1,915,128,351)		99.9%	1,915,128,351
Cash and Receivables (Net)		.1%	1,296,527
Net Assets		100.0%	1,916,424,878

a	Variable rate security--interest rate subject to periodic change.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At August 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,915,128,351
Level 3 - Significant Unobservable Inputs	-
Total	1,915,128,351

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Treasury’s Temporary Guarantee Program: Each fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. The fund's participation in the Program expired effective May 1, 2009. As a result, shareholder assets in the funds that were covered under the Program since September 19, 2008 were no longer covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the funds’ shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the funds without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
General Treasury Prime Money Market Fund
August 31, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--99.9%	of Purchase (%)	Amount ($)	Value ($)
9/3/09	0.08	1,005,000	1,004,996
9/10/09	0.45	90,000,000	89,989,875
9/15/09	0.18	25,000,000	24,998,299
9/17/09	0.13	140,755,000	140,747,180
9/24/09	0.12	150,000,000	149,988,500
10/1/09	0.39	20,000,000	19,993,500
10/8/09	0.17	25,168,000	25,163,491
10/15/09	0.35	104,000,000	103,956,147
10/22/09	0.15	4,005,000	4,004,149
10/29/09	0.18	150,000,000	149,956,500
11/5/09	0.24	61,000,000	60,973,729
11/12/09	0.25	201,000,000	200,901,050
11/19/09	0.29	225,000,000	224,855,715
12/3/09	0.29	100,000,000	99,925,084
12/17/09	0.69	20,000,000	19,958,983
12/31/09	0.30	6,000,000	5,994,051
1/21/10	0.27	125,000,000	124,869,340
2/4/10	0.27	220,000,000	219,742,600
Total Investments (cost $1,667,023,189)		99.9%	1,667,023,189
Cash and Receivables (Net)		.1%	893,535
Net Assets		100.0%	1,667,916,724

At August 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of August 31, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,667,023,189
Level 3 - Significant Unobservable Inputs	-
Total	1,667,023,189

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Treasury’s Temporary Guarantee Program: Each fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. The fund's participation in the Program expired effective May 1, 2009. As a result, shareholder assets in the funds that were covered under the Program since September 19, 2008 were no longer covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the funds’ shares outstanding as of September 19, 2008 (valued at $1.00 per share). This expense was borne by the funds without regard to any expense limitation in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 28, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 28, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)